Related-Party Balances and Transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total current	R$ 276,388	R$ 319,546
Accounts receivable, noncurrent	862,782	908,875
Total receivables	1,139,170	1,228,421
Total	1,139,170	1,228,421
Liabilities	61,801,643	44,037,376
Agreement For The Installment Payment Of Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, noncurrent	1,361	1,361
Reimbursement G E S P 2015 [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, noncurrent	861,421	907,514
Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Total	122,473	123,121
Reimbursement For Retirement And Pension Benefits Paid [Member]
IfrsStatementLineItems [Line Items]
Total	1,016,697	1,105,300
Interest On Capital Payable [Member]
IfrsStatementLineItems [Line Items]
Liabilities	428,681	458,985
Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Total current	163,865	173,466
Allowance For Loss [Member]
IfrsStatementLineItems [Line Items]
Total current	(42,753)	(51,706)
Monthly Flow Payments [Member]
IfrsStatementLineItems [Line Items]
Total current	32,141	84,973
Reimbursement G E S P 2015 [Member]
IfrsStatementLineItems [Line Items]
Total current	R$ 123,135	R$ 112,813